FAIR VALUE MEASUREMENTS (Details) - CIK 0001844840 Artisan Acquisition Corp	Dec. 31, 2021 USD ($) item
Assets
Investments held in Trust Account	$ 339,380,717
Derivative liability | Forward Purchase Agreement
Liabilities
Liabilities	484,643
Warrant Liability
Liabilities
Liabilities	12,248,790
Warrant Liability | Public Warrants
Liabilities
Liabilities	8,031,103
Warrant Liability | Private Placement Warrants
Liabilities
Liabilities	4,217,687
Level 1
Assets
Investments held in Trust Account	339,380,717
Level 1 | Warrant Liability
Liabilities
Liabilities	8,031,103
Level 1 | Warrant Liability | Public Warrants
Liabilities
Liabilities	$ 8,031,103
Warrants, measurement input | item	0.71
Level 2 | Warrant Liability
Liabilities
Liabilities	$ 4,217,687
Level 2 | Warrant Liability | Private Placement Warrants
Liabilities
Liabilities	4,217,687
Level 3 | Derivative liability | Forward Purchase Agreement
Liabilities
Liabilities	$ 484,643